Basis of accounting, Changes in IFRS Accounting Standards and Interpretations	6 Months Ended
Jun. 30, 2026
Disclosure Of Changes In Accounting Policies [Line Items]
Changes in accounting policies, comparability and adjustments
Change in interim reporting
Starting from 2026, UBS publishes semi-annual interim financial reports that include interim consolidated financial statements as
of and
for the
six-month period
ending 30 June,
prepared in
accordance with
IAS 34. The
income
statement, the statement of comprehensive income, the
statement of changes in equity and the
statement of cash
flows and
related information
in this
report are
presented on
the basis
of the
six-month periods
ended 30 June
2026
and
30 June
2025.
The
balance
sheet
and
related
information
are
presented
as
of
30 June
2026
and
31 December 2025.
From the first quarter
of 2026 onward, UBS’s
first- and third-quarter financial
reports include consolidated financial
information that is no longer prepared in accordance with IAS 34.
Instead, UBS publishes financial information for
those quarters that is
prepared in accordance with
UBS Group accounting policies, which
are consistent with IFRS
Accounting Standards, but does not include all explanatory notes as required under IAS 34 and therefore does not constitute an “interim
financial report” as
defined by IAS 34.
This change was
intended to improve
efficiency, while
maintaining a high level of transparency for investors.
Amendments to IFRS 9, Financial Instruments , and IFRS 7, Financial Instruments: Disclosures
Effective
from
1 January
2026,
UBS
has
adopted
the
Amendments
to
the
Classification
and
Measurement
of
Financial Instruments
– Amendments
to IFRS 9
and IFRS 7
(the Amendments)
related to
classification of
financial
assets and
derecognition of
financial instruments,
including the
introduction of
an accounting
policy election
to
derecognize
financial
liabilities
settled
through
electronic
transfer
systems
before
the
settlement
date,
if
certain
conditions are met.
The Amendments also
introduced new disclosure
requirements for financial
instruments with
contractual terms that can change
the timing or amount
of contractual cash flows, which
UBS presents in Note 13.
The impact of the Amendments on these interim consolidated financial statements was not material.
Other amendments to IFRS Accounting Standards
The
IASB
has
issued
new
IFRS
Accounting
Standards
and
a
number
of
minor
amendments
to
IFRS
Accounting
Standards, effective from 1 January
2026 and later. These
do not have or
are not expected to
have a material effect
on UBS when they are adopted.